Exhibit 1 - Unaudited financial information related to consolidated companies, associates and joint ventures - Consolidated subsidiaries (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 59,991,045	$ 53,020,960	$ 53,499,363	$ 58,231,628
Profit (loss) of the year		7,128,552	$ 335,498
Total assets		149,369,734		137,694,169
Total liabilities		$ 89,378,689		$ 84,194,806
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. Dollar
Ownership interest Ecopetrol, joint venture		51.00%
Activity, joint venture		Hydrocarbons exploration and exploitation
Country/Domicile, joint venture		United Kingdom
Geographic area of operations, joint venture		Colombia
Equity		$ 2,767,907
Profit (loss) of the year		25,726
Total assets		2,866,038
Total liabilities		$ 98,131
Ecodiesel Colombia S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol, joint venture	[1]	50.00%
Activity, joint venture	[1]	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	[1]	Colombia
Geographic area of operations, joint venture	[1]	Colombia
Equity	[1]	$ 96,507
Profit (loss) of the year	[1]	23,162
Total assets	[1]	182,658
Total liabilities	[1]	$ 86,151
Serviport S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[2]	Colombian peso
Ownership interest Ecopetrol, associate	[2]	49.00%
Activity, associate	[2]	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections and load measurements
Country/Domicile, associate	[2]	Colombia
Geographic area of operations, associate	[2]	Colombia
Equity	[2]	$ 17,430
Profit (loss) of the year	[2]	568
Total assets	[2]	45,457
Total liabilities	[2]	$ 28,027
Sociedad Portuaria Olefinas y Derivados S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol, associate	[1]	50.00%
Activity, associate	[1]	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks or service to the general public
Country/Domicile, associate	[1]	Colombia
Geographic area of operations, associate	[1]	Colombia
Equity	[1]	$ 5,297
Profit (loss) of the year	[1]	192
Total assets	[1]	7,943
Total liabilities	[1]	$ 2,646

[1]	Information available as of May 31, 2021.
[2]	Information available as of September 30, 2020, the investment is totally impaired.